T. ROWE PRICE Institutional High Yield Fund
August 31, 2026 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  3.3% (1)
Broadcasting  0.2%
iHeartCommunications , FRN, 1M
TSFR + 5.78%, 9.576%, 5/1/29  1,117 989
Townsquare Media, FRN, 3M TSFR
+ 5.00%, 8.723%, 2/19/30  2,474 1,808
2,797
Cable Operators  0.4%
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 6.45%, 4/15/27  5,447 3,214
Radiate Holdco, FRN, 1M TSFR +
3.50%, 8.801%, 9/25/29 (1.50% PIK
and 1M TSFR + 3.50% Cash) (2) 4,121 3,624
Radiate Holdco, FRN, 1M TSFR +
4.00%, 4.593%, 6/26/29 (3) 666 665
7,503
Diversified Chemicals  0.1%
INEOS U.S. Finance, FRN, 1M TSFR
+ 5.00%, 8.686%, 6/25/32  1,140 1,055
1,055
Financial  0.4%
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 8.482%, 5/6/32  6,109 5,855
5,855
Health Care  0.7%
Hopper Merger Sub, FRN, 3M TSFR
+ 5.00%, 8.745%, 1/5/34 (4) 11,850 11,643
11,643
Information Technology  0.3%
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 8.436%, 11/22/32  5,566 5,385
5,385
Other Telecommunications  0.3%
Coreweave Financing, FRN, 1M
TSFR + 5.50%, 9.151%, 9/1/31 (3) 1,885 1,890
VCI Asset Holdings 1, 10.00%,
11/20/30  1,910 2,014
VCI Asset Holdings 3, 6.875%,
4/24/31  1,021 1,027
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.801%, 3/11/30
(1.00% PIK and 1M TSFR + 3.00%
Cash) (2) 691 691
5,622
Satellites  0.3%
Galileo Parent, FRN, 3M TSFR +
4.50%, 8.118%, 3/3/33  4,265 4,283
4,283
Utilities  0.2%
Resilience Parent, FRN, 3M TSFR +
5.25%, 8.982%, 2/27/34 (4) 3,596 3,562
3,562
Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications  0.4%
Asurion, FRN, 3M TSFR + 5.25%,
9.334%, 1/20/29  7,108 7,114
7,114
Total Bank Loans (Cost $57,772) 54,819
COMMON STOCKS  0.5%
Building & Construction  0.1%
Louisiana-Pacific  11 809
809
Gaming  0.0%
New Cotai Participation, Class B (4)
(5)(6) — —
—
Health Care  0.2%
Bausch + Lomb (6) 218 3,814
3,814
Manufacturing  0.2%
Enpro 5 1,475
JBT Marel 13 1,516
2,991
Retail  0.0%
QXO (6)(7) 43 565
565
Total Common Stocks (Cost
$9,356) 8,179
CONVERTIBLE BONDS  0.2%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  1,815 2,085
2,085
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  1,960 870
870
Total Convertible Bonds (Cost
$3,616) 2,955
CONVERTIBLE PREFERRED STOCKS  0.7%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  37 2,412
2,412
Electric Utilities  0.2%
Southern, Series A, 7.125%,
12/15/28 (7) 53 2,528
2,528

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (4)(6)(8) 8 —
—
Information Technology  0.1%
Alphabet, Series A, 6.25%, 5/15/29  14 684
Alphabet, Series B, 6.25%, 5/15/29  14 678
1,362
Insurance  0.3%
Acrisure , Series A-2, Acquisition
Date: 5/20/25, Cost $4,000 (4)(6)(8) 166 5,252
5,252
Total Convertible Preferred Stocks
(Cost $9,899) 11,554
CORPORATE BONDS  91.2%
Aerospace & Defense  2.6%
TransDigm , 6.00%, 1/15/33 (5) 2,735 2,738
TransDigm , 6.125%, 7/31/34 (5) 5,395 5,335
TransDigm , 6.25%, 1/31/34 (5) 1,625 1,643
TransDigm , 6.375%, 5/31/33 (5) 4,255 4,269
TransDigm , 6.625%, 3/1/32 (5) 6,225 6,355
TransDigm , 6.75%, 1/31/34 (5) 5,315 5,398
TransDigm , 6.875%, 12/15/30 (5) 11,890 12,193
TransDigm , 7.125%, 12/1/31 (5) 4,854 5,020
42,951
Automotive  4.2%
Adient Global Holdings, 8.25%,
4/15/31 (5)(7) 6,085 6,340
Advance Auto Parts, 7.00%,
8/1/30 (5) 5,690 5,814
Advance Auto Parts, 7.375%,
8/1/33 (5)(7) 4,565 4,680
Belron U.K. Finance, 5.75%,
10/15/29 (5) 2,130 2,138
Clarios Global, 6.75%, 9/15/32 (5) 5,360 5,459
Cyprium , 6.125%, 4/15/31 (5) 1,660 1,661
Cyprium , 6.375%, 4/15/34 (5) 2,635 2,613
Group 1 Automotive, 4.00%,
8/15/28 (5) 2,015 1,965
Nissan Motor, 7.50%, 7/17/30 (5) 1,675 1,720
Nissan Motor, 7.75%, 7/17/32 (5) 1,675 1,738
Nissan Motor, 8.125%, 7/17/35 (5) 2,070 2,198
Nissan Motor Acceptance, 6.125%,
9/30/30 (5) 5,265 5,173
Nissan Motor Acceptance, 7.05%,
9/15/28 (5) 1,610 1,643
Rivian Holdings, 10.00%, 1/15/31 (5)
(7) 14,485 14,836
Wand NewCo 3, 7.625%, 1/30/32 (5) 5,465 5,557
ZF North America Capital, 7.50%,
3/24/31 (5) 6,545 6,711
70,246
Par/Shares $ Value
(Amounts in 000s)
‡
Beverages  0.1%
Primo Water Holdings, 6.25%,
4/1/29 (5) 2,080 2,087
2,087
Broadcasting  5.0%
Clear Channel Outdoor Holdings,
7.125%, 2/15/31 (5) 2,250 2,318
Clear Channel Outdoor Holdings,
7.50%, 3/15/33 (5) 2,245 2,365
CMG Media, 8.875%, 6/18/29 (5) 9,595 7,362
Discovery Global Holdings, 5.05%,
3/15/42  11,290 8,237
E.W. Scripps, 9.875%, 8/15/30 (5)(7) 1,780 1,609
Gray Media, 5.375%, 11/15/31 (5) 2,781 2,162
Gray Media, 9.625%, 7/15/32 (5) 4,240 4,351
iHeartCommunications , 9.125%,
5/1/29 (5) 2,520 2,279
Lamar Media, 4.00%, 2/15/30  468 447
Lamar Media, 4.875%, 1/15/29  4,277 4,237
Neptune Bidco U.S., 9.29%,
4/15/29 (5) 3,374 3,457
Neptune Bidco U.S., 9.50%,
2/15/33 (5) 1,675 1,719
Neptune Bidco U.S., 10.375%,
5/15/31 (5) 9,850 10,351
Nexstar Media, 6.50%, 9/15/33 (5) 3,415 3,430
Nexstar Media, 7.25%, 4/15/34 (5) 3,415 3,459
Paramount Global, 4.20%, 5/19/32  1,915 1,667
Paramount Global, 6.875%,
4/30/36 (7) 1,770 1,645
Sirius XM Radio, 5.875%, 4/15/32 (5) 8,625 8,506
Stagwell Global, 5.625%, 8/15/29 (5) 3,445 3,357
Univision Communications, 8.50%,
7/31/31 (5) 4,830 4,876
Univision Communications, 9.375%,
8/1/32 (5) 5,105 5,218
83,052
Building & Real Estate  1.1%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (5) 1,057 1,058
Howard Hughes, 4.125%, 2/1/29 (5) 4,505 4,363
Howard Hughes, 4.375%, 2/1/31 (5) 2,415 2,280
Howard Hughes, 5.875%, 3/1/32 (5) 3,535 3,472
Howard Hughes, 6.125%, 3/1/34 (5) 6,283 6,168
17,341
Building Products  2.0%
Builders FirstSource , 6.375%,
6/15/32 (5) 1,641 1,646
Builders FirstSource , 6.375%,
3/1/34 (5) 2,670 2,644
Builders FirstSource , 6.75%,
5/15/35 (5) 1,780 1,779
CP Atlas Buyer, 9.75%, 7/15/30 (5)(7) 2,175 1,911
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (5) 4,445 4,405
New Enterprise Stone & Lime,
5.25%, 7/15/28 (5) 3,935 3,918

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Quikrete Holdings, 6.375%,
3/1/32 (5) 8,605 8,707
Quikrete Holdings, 6.75%, 3/1/33 (5) 8,516 8,641
33,651
Cable Operators  4.6%
CCO Holdings, 4.50%, 6/1/33 (5)(7) 6,990 6,051
CCO Holdings, 4.75%, 2/1/32 (5)(7) 3,145 2,819
CCO Holdings, 7.00%, 2/1/33 (5) 6,060 5,919
CCO Holdings, 7.375%, 3/1/31 (5)(7) 10,205 10,327
CCO Holdings, 7.375%, 2/1/36 (5)(7) 2,590 2,504
Charter Communications Operating,
6.484%, 10/23/45  2,655 2,359
CSC Holdings, 6.50%, 2/1/29 (5) 3,810 2,023
CSC Holdings, 7.50%, 4/1/28 (5) 4,730 1,089
CSC Holdings, 11.25%, 5/15/28 (5) 2,450 1,365
CSC Holdings, 11.75%, 1/31/29 (5) 6,070 3,337
Directv Financing, 10.00%,
2/15/31 (5) 7,025 7,437
DISH DBS, 5.25%, 12/1/26 (5) 713 711
DISH DBS, 5.75%, 12/1/28 (5) 6,937 6,836
DISH DBS, 7.375%, 7/1/28  5,195 5,117
EchoStar, 10.75%, 11/30/29  13,950 15,073
Midcontinent Communications,
8.00%, 8/15/32 (5) 3,945 3,429
76,396
Chemicals  4.7%
Avient , 6.25%, 11/1/31 (5) 1,825 1,850
Avient , 7.125%, 8/1/30 (5) 6,433 6,540
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (5) 1,925 1,993
Bond U.S. Bidco 1, 7.125%,
6/15/33 (5) 7,279 7,397
Celanese U.S. Holdings, 7.00%,
2/15/31  1,760 1,809
Celanese U.S. Holdings, 7.55%,
11/15/30  1,620 1,715
Celanese U.S. Holdings, 7.70%,
11/15/33  7,950 8,489
CVR Partners, 6.125%, 6/15/28 (5) 8,159 8,170
FMC, 8.00%, 6/1/31 (5) 3,610 3,745
GPD, 12.50%, 12/31/29, (10.125%
- 12.50% Cash and up to 2.375%
PIK) (2)(5) 13 9
Methanex, 5.25%, 12/15/29  1,645 1,636
Methanex, 5.65%, 12/1/44  1,360 1,210
Methanex U.S. Operations, 6.25%,
3/15/32 (5) 2,075 2,101
Nouryon Finance, 6.125%, 7/15/31
(EUR) (5)(7) 925 1,094
Qnity Electronics, 5.75%, 8/15/32 (5) 2,950 2,937
Qnity Electronics, 6.25%, 8/15/33 (5) 1,270 1,280
SCIH Salt Holdings, 6.625%,
8/15/31 (5) 4,970 5,020
SCIH Salt Holdings, 8.00%,
8/15/32 (5)(7) 2,485 2,514
Windsor Holdings III, 8.50%,
6/15/30 (5) 6,495 6,778
Par/Shares $ Value
(Amounts in 000s)
‡
WR Grace Holdings, 5.625%,
8/15/29 (5) 3,810 3,624
WR Grace Holdings, 7.00%,
8/1/33 (5) 6,840 6,627
WR Grace Holdings, 7.375%,
3/1/31 (5) 1,781 1,783
78,321
Consumer Products  2.3%
ADI Global Distribution Funding,
7.125%, 7/15/34 (5) 1,705 1,761
Newell Brands, 6.25%, 8/15/31 (5) 4,145 4,156
Newell Brands, 6.375%, 5/15/30 (7) 4,475 4,538
Newell Brands, 6.625%, 5/15/32 (7) 2,630 2,690
Newell Brands, 8.50%, 6/1/28 (5) 3,964 4,133
OAK-Eagle Acquireco , 7.25%,
7/1/33 (5) 7,740 8,051
OAK-Eagle Acquireco , 8.75%,
7/1/34 (5) 5,970 6,339
Prestige Brands, 6.25%, 7/15/34 (5) 2,185 2,190
Under Armour , 7.25%, 7/15/30 (5) 3,410 3,434
37,292
Container  0.7%
Sword Purchaser, 8.25%, 4/15/33 (5) 8,635 8,933
Trident TPI Holdings, 12.75%,
12/31/28 (5) 1,665 1,665
Trivium Packaging Finance, 8.25%,
7/15/30 (5) 1,035 1,096
11,694
Energy  11.0%
Aethon United BR, 7.50%,
10/1/29 (5) 4,068 4,225
AmeriGas Partners, 6.875%,
6/1/31 (5) 2,595 2,593
AmeriGas Partners, 9.50%,
6/1/30 (5) 2,385 2,534
Breakwater Energy Holdings, 9.25%,
11/15/30 (5) 3,400 3,624
Comstock Resources, 5.875%,
1/15/30 (5) 3,535 3,388
Comstock Resources, 6.75%,
3/1/29 (5) 6,140 6,083
Crescent Energy Finance, 7.375%,
1/15/33 (5) 5,978 6,101
Crescent Energy Finance, 7.625%,
4/1/32 (5) 7,160 7,357
Ferrellgas, 5.875%, 4/1/29 (5) 2,645 2,609
Ferrellgas, 9.25%, 1/15/31 (5) 1,635 1,731
Gulfport Energy Operating, 6.75%,
9/1/29 (5) 3,075 3,132
Hilcorp Energy I, 7.25%, 2/15/35 (5) 7,990 8,042
Hilcorp Energy I, 8.375%, 11/1/33 (5) 6,615 7,013
Kinetik Holdings, 5.875%, 6/15/30 (5) 5,950 5,979
Magnolia Oil & Gas Operating,
6.875%, 12/1/32 (5) 3,640 3,729
Matador Resources, 6.00%,
4/15/34 (5) 5,285 5,171

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Matador Resources, 6.50%,
4/15/32 (5) 2,425 2,448
NGL Energy Operating, 8.125%,
2/15/29 (5) 1,970 2,033
NGL Energy Operating, 8.375%,
2/15/32 (5) 6,140 6,434
Permian Resources Operating,
6.25%, 2/1/33 (5) 3,160 3,210
Permian Resources Operating,
7.00%, 1/15/32 (5) 3,200 3,306
Range Resources, 4.75%,
2/15/30 (5) 1,780 1,740
SM Energy, 8.625%, 11/1/30 (5) 4,770 5,005
SM Energy, 8.75%, 7/1/31 (5) 2,495 2,609
SM Energy, 9.625%, 6/15/33 (5) 3,410 3,759
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (9) 4,060 4,258
Sunoco, 7.00%, 5/1/29 (5) 1,645 1,687
Sunoco, 7.25%, 5/1/32 (5) 6,013 6,220
Sunoco, VR, 7.875% (5)(9)(10) 7,865 8,118
Tallgrass Energy Partners, 6.00%,
12/31/30 (5) 4,370 4,364
Tallgrass Energy Partners, 6.00%,
9/1/31 (5) 720 712
Tallgrass Energy Partners, 7.375%,
2/15/29 (5) 3,575 3,669
Transocean Aquila, 8.00%,
9/30/28 (5) 1,062 1,084
Transocean International, 6.80%,
3/15/38  1,050 997
Transocean International, 7.875%,
10/15/32 (5) 1,975 2,073
Transocean International, 8.25%,
5/15/29 (5) 1,475 1,532
Transocean International, 8.50%,
5/15/31 (5)(7) 1,870 1,966
Transocean International, 8.75%,
2/15/30 (5) 6,233 6,482
Valaris , 8.375%, 4/30/30 (5) 2,505 2,602
Venture Global LNG, 9.875%,
2/1/32 (5) 2,935 3,127
Venture Global LNG, VR, 9.00% (5)
(7)(9)(10) 10,410 10,541
Venture Global Plaquemines LNG,
6.50%, 1/15/34 (5) 6,040 6,245
Venture Global Plaquemines LNG,
6.75%, 1/15/36 (5) 3,375 3,552
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (5) 1,475 1,602
Venture Global Plaquemines LNG,
7.75%, 5/1/35 (5) 3,825 4,249
WBI Operating, 6.25%, 10/15/30 (5) 1,765 1,772
WBI Operating, 6.50%, 10/15/33 (5) 1,765 1,771
182,478
Entertainment & Leisure  1.9%
Carnival, 6.125%, 2/15/33 (5)(7) 3,390 3,397
Cinemark USA, 5.25%, 7/15/28 (5) 3,575 3,567
Cinemark USA, 7.00%, 8/1/32 (5) 5,365 5,527
Par/Shares $ Value
(Amounts in 000s)
‡
NCL, 7.75%, 2/15/29 (5) 2,710 2,818
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (5) 6,520 6,362
Six Flags Entertainment, 6.625%,
5/1/32 (5)(7) 1,890 1,913
Six Flags Entertainment, 7.25%,
5/15/31 (5)(7) 8,250 8,143
31,727
Financial  9.6%
Acrisure , 7.50%, 11/6/30 (5) 5,440 5,006
Acrisure , 8.25%, 2/1/29 (5) 2,820 2,576
Acrisure , 8.50%, 6/15/29 (5) 2,880 2,610
Alliant Holdings Intermediate, 7.00%,
1/15/31 (5) 10,468 10,630
Alliant Holdings Intermediate,
7.375%, 10/1/32 (5) 4,510 4,568
Blackstone Mortgage Trust, 7.75%,
12/1/29 (5) 1,070 1,109
Cobra AcquisitionCo , 6.375%,
11/1/29 (5) 3,660 3,200
Cobra AcquisitionCo , 12.25%,
11/1/29 (5) 2,520 2,565
CRC Insurance Group, 7.125%,
6/1/31 (5) 5,970 5,975
Focus Financial Partners, 6.75%,
9/15/31 (5) 2,658 2,643
Focus Financial Partners, 7.25%,
9/15/31 (5) 2,470 2,497
HUB International, 7.25%, 6/15/30 (5) 6,165 6,348
HUB International, 7.375%,
1/31/32 (5) 6,365 6,532
Jerrold Finco , 7.50%, 6/15/31 (GBP)  1,200 1,651
Jones Deslauriers Insurance
Management, 6.875%, 10/1/33 (5)(7) 2,655 2,505
Jones Deslauriers Insurance
Management, 7.25%, 10/1/33
(CAD) (5) 1,990 1,391
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (5) 4,780 4,932
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (5) 3,145 3,083
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (5) 9,120 9,137
Navient, 5.625%, 8/1/33  9,042 7,807
Navient, 7.875%, 6/15/32 (7) 3,405 3,309
Navient, 9.375%, 7/25/30  10,445 10,968
Navient, 9.375%, 10/15/31  5,295 5,432
Navient, 11.50%, 3/15/31  4,085 4,414
OneMain Finance, 6.125%, 5/15/30  1,695 1,688
OneMain Finance, 6.75%, 9/15/33  2,675 2,636
OneMain Finance, 7.125%, 11/15/31  2,680 2,718
OneMain Finance, 7.125%, 3/15/34  3,335 3,334
OneMain Finance, 7.50%, 5/15/31  4,955 5,088
PennyMac Financial Services,
6.875%, 2/15/33 (5) 2,513 2,387
PennyMac Financial Services,
7.125%, 11/15/30 (5) 4,395 4,415

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PennyMac Financial Services,
7.875%, 12/15/29 (5) 3,897 4,022
PROG Holdings, 6.00%, 11/15/29 (5) 5,400 5,315
Rocket, 6.125%, 8/1/30 (5) 2,365 2,397
Rocket, 6.375%, 8/1/33 (5) 2,460 2,492
United Wholesale Mortgage, 5.50%,
4/15/29 (5) 2,080 1,960
USI, 7.50%, 1/15/32 (5) 3,100 3,232
UWM Holdings, 6.25%, 3/15/31 (5) 3,255 2,906
UWM Holdings, 6.625%, 2/1/30 (5) 3,630 3,396
158,874
Food  0.8%
B&G Foods, 8.00%, 9/15/28 (5) 1,800 1,785
BellRing Brands, 7.00%, 3/15/30 (5) 1,765 1,747
Chobani, 7.625%, 7/1/29 (5) 3,390 3,484
Darling Ingredients, 6.00%,
6/15/30 (5) 4,230 4,251
Post Holdings, 6.25%, 2/15/32 (5) 2,100 2,120
13,387
Forest Products  0.4%
Cascades, 5.375%, 1/15/28 (5) 2,750 2,747
Graphic Packaging International,
3.75%, 2/1/30 (5)(7) 2,425 2,277
Graphic Packaging International,
6.375%, 7/15/32 (5)(7) 2,035 2,060
7,084
Gaming  2.1%
Caesars Entertainment, 7.00%,
2/15/30 (5) 3,310 3,329
Churchill Downs, 5.75%, 4/1/30 (5) 3,255 3,257
Churchill Downs, 6.75%, 5/1/31 (5) 4,460 4,532
Light & Wonder International, 6.25%,
10/1/33 (5) 2,410 2,403
Light & Wonder International, 7.25%,
11/15/29 (5) 5,170 5,249
Light & Wonder International, 7.50%,
9/1/31 (5) 1,615 1,675
Ontario Gaming GTA, 8.00%,
8/1/30 (5) 1,740 1,745
Penn Entertainment, 6.75%,
4/1/31 (5) 4,400 4,415
Rivers Enterprise Borrower, 6.25%,
10/15/30 (5) 1,720 1,742
Scientific Games Holdings, 6.625%,
3/1/30 (5) 1,780 1,171
Voyager Parent, 9.25%, 7/1/32 (5) 4,787 5,125
34,643
Health Care  7.8%
1261229 B.C., 10.00%, 4/15/32 (5) 12,930 13,431
Amneal Pharmaceuticals, 6.875%,
8/1/32 (5) 1,310 1,359
AthenaHealth Group, 6.50%,
2/15/30 (5) 8,040 7,858
Bausch + Lomb, 8.375%, 10/1/28 (5) 3,225 3,308
CHS, 6.125%, 4/1/30 (5)(7) 2,870 2,454
CHS, 9.75%, 1/15/34 (5) 4,980 5,084
CHS, 10.875%, 1/15/32 (5) 4,086 4,336
Par/Shares $ Value
(Amounts in 000s)
‡
Concentra Health Services, 6.875%,
7/15/32 (5) 1,755 1,817
DaVita, 6.875%, 9/1/32 (5) 5,345 5,474
Encompass Health, 5.875%,
6/1/34 (5) 2,350 2,338
IQVIA, 6.25%, 6/1/32 (5) 5,125 5,222
LifePoint Health, 7.00%, 5/1/34 (5) 8,825 8,296
LifePoint Health, 9.875%, 8/15/30 (5) 2,472 2,602
LifePoint Health, 10.00%, 6/1/32 (5)
(7) 12,664 12,265
Medline Borrower, 5.25%, 10/1/29 (5) 5,185 5,157
Medline Borrower, 6.25%, 4/1/29 (5) 6,268 6,368
Molina Healthcare, 6.50%,
2/15/31 (5) 3,150 3,200
MPT Operating Partnership, 8.50%,
2/15/32 (5) 2,925 2,965
Opal Bidco , 6.50%, 3/31/32 (5) 6,610 6,679
Radiology Partners, 8.50%,
7/15/32 (5) 1,875 1,922
Star Parent, 9.00%, 10/1/30 (5) 3,892 4,087
Tenet Healthcare, 6.00%,
11/15/33 (5)(7) 2,375 2,381
Tenet Healthcare, 6.125%, 10/1/28  6,825 6,829
Tenet Healthcare, 6.125%, 6/15/30  6,570 6,615
Tenet Healthcare, 6.75%, 5/15/31  2,615 2,670
Tenet Healthcare, 6.875%, 11/15/31  1,240 1,318
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,596
128,631
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%,
9/30/32 (7) 1,665 1,632
1,632
Information Technology  2.7%
Carvana, 9.00%, 6/1/31, (9.00%
Cash) (2)(5) 11,523 12,716
Cloud Software Group, 9.00%,
9/30/29 (5) 8,360 8,379
Entegris , 5.95%, 6/15/30 (5) 8,485 8,558
Match Group Holdings II, 6.125%,
9/15/33 (5) 3,780 3,722
McAfee, 7.375%, 2/15/30 (5)(7) 7,585 6,874
Wolfspeed , 13.875%, 6/23/30,
(9.875% Cash and 4.00% PIK
until 6/23/26 then 13.875 Cash to
maturity) (2)(5) 3,935 4,321
44,570
Lodging  1.1%
Hilton Domestic Operating, 4.00%,
5/1/31 (5) 4,045 3,803
Hilton Domestic Operating, 5.875%,
3/15/33 (5)(7) 2,440 2,448
Hilton Domestic Operating, 6.125%,
4/1/32 (5) 1,925 1,948
Park Intermediate Holdings, 5.875%,
10/1/28 (5) 1,920 1,917

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Park Intermediate Holdings, 7.00%,
2/1/30 (5) 1,300 1,330
RHP Hotel Properties, 5.75%,
3/15/34 (5) 1,690 1,666
RHP Hotel Properties, 6.50%,
6/15/33 (5) 2,495 2,544
Wyndham Hotels & Resorts, 5.625%,
3/1/33 (5) 2,825 2,768
18,424
Manufacturing  1.4%
Arcosa , 6.875%, 8/15/32 (5) 1,295 1,339
Enpro , 6.125%, 6/1/33 (5) 2,560 2,572
Madison IAQ, 4.125%, 6/30/28 (5) 3,995 3,936
Madison IAQ, 5.875%, 6/30/29 (5) 4,575 4,567
Mueller Water Products, 4.00%,
6/15/29 (5) 4,940 4,760
Sensata Technologies, 4.00%,
4/15/29 (5) 855 830
Sensata Technologies, 5.875%,
9/1/30 (5) 3,655 3,677
Stevens Holding, 6.125%, 10/1/26 (5) 1,670 1,689
23,370
Media & Entertainment  0.2%
Discovery Global Holdings, 4.279%,
3/15/32  3,495 3,198
3,198
Metals & Mining  2.9%
Arsenal AIC Parent, 8.00%,
10/1/30 (5) 5,245 5,453
Arsenal AIC Parent, 11.50%,
10/1/31 (5) 3,310 3,512
ATI, 5.875%, 6/15/33  1,340 1,353
ATI, 7.25%, 8/15/30  1,510 1,565
Champion Iron Canada, 7.875%,
7/15/32 (5) 1,695 1,728
Cleveland-Cliffs, 7.00%, 3/15/32 (5) 3,110 3,143
Cleveland-Cliffs, 7.375%, 5/1/33 (5) 2,855 2,909
Cleveland-Cliffs, 7.50%, 9/15/31 (5) 2,780 2,855
Constellium , 6.375%, 8/15/32 (5) 1,765 1,779
Hudbay Minerals, 6.125%, 4/1/29 (5) 3,495 3,509
Hybar , 7.375%, 7/1/34 (5) 6,890 7,019
Mineral Resources, 6.00%, 5/1/32 (5) 2,700 2,664
Mineral Resources, 7.00%, 4/1/31 (5) 1,610 1,659
Novelis, 4.75%, 1/30/30 (5) 1,900 1,835
WS Escrow, 7.75%, 6/1/33 (5) 6,337 6,599
47,582
Other Telecommunications  6.5%
APLD ComputeCo 2, 6.75%,
3/15/31 (5) 5,145 4,948
Big Sky Funding, Series B, 8.50%,
10/20/35, Acquisition Date: 7/9/26,
Cost $44 (4)(8) 44 43
Cipher Compute, 7.125%,
11/15/30 (5) 5,291 5,366
Cogent Communications Group,
7.00%, 6/15/27 (5)(7) 2,620 2,486
CoreWeave , 9.625%, 7/15/32 (5) 1,425 1,260
Par/Shares $ Value
(Amounts in 000s)
‡
CoreWeave , 9.75%, 10/1/31 (5) 3,525 3,151
Edged Compute, 7.50%, 4/30/31 (5) 10,775 10,222
ELK Grove Village Property, 7.50%,
6/15/31 (5) 6,915 6,659
Flash Compute, 7.25%, 12/31/30 (5) 10,210 10,275
Iliad Holding, 8.50%, 4/15/31 (5) 795 833
Level 3 Financing, 6.875%,
6/30/33 (5) 5,020 5,101
Level 3 Financing, 7.00%, 3/31/34 (5) 10,540 10,781
Level 3 Financing, 7.50%, 2/15/37 (5) 2,945 2,920
Meridian Arc Holdco, 6.25%,
4/30/31 (5) 8,131 7,729
PR RNO Property Owner 1, 6.50%,
5/1/31 (5) 7,780 7,208
SV RNO Property Owner 1, 5.875%,
3/1/31 (5) 3,980 3,652
Uniti Group, 8.625%, 6/15/32 (5) 2,655 2,722
Uniti Services, 7.50%, 10/15/33 (5) 3,440 3,552
WULF Compute, 7.75%, 10/15/30 (5) 6,825 7,095
Yondr JK 1, 6.875%, 6/30/31 (5) 4,250 3,980
Zayo Group Holdings, 9.25%, 3/9/30,
(5.75% Cash and up to 0.5% PIK) (2)
(5) 709 709
Zenith Arc, 8.875%, 8/31/31 (5) 6,695 6,463
107,155
Real Estate Investment Trust
Securities  0.8%
Service Properties Trust, 8.625%,
11/15/31 (5) 10,015 10,495
Service Properties Trust, Zero
Coupon, 9/30/27 (5) 3,620 3,418
13,913
Restaurants  0.4%
Yum! Brands, 5.35%, 11/1/43  1,895 1,729
Yum! Brands, 6.875%, 11/15/37  4,375 4,692
6,421
Retail  1.6%
Bath & Body Works, 6.625%,
10/1/30 (5) 3,045 3,103
Bath & Body Works, 7.50%, 6/15/29  1,031 1,044
CVS Health, VR, 6.75%, 12/10/54 (9) 1,840 1,889
CVS Health, VR, 7.00%, 3/10/55 (9) 9,895 10,202
PetSmart, 7.50%, 9/15/32 (5) 4,210 4,249
Victra Holdings, 8.75%, 9/15/29 (5)
(7) 4,080 4,183
Wayfair, 7.125%, 5/31/34 (5) 1,385 1,436
26,106
Satellites  0.2%
Connect Finco , 9.00%, 9/15/29 (5) 3,620 3,789
3,789
Services  4.2%
Albion Financing 1, 7.00%,
5/21/30 (5) 5,020 5,183
Allied Universal Holdco, 7.875%,
2/15/31 (5) 6,432 6,687
Avis Budget Car Rental, 8.00%,
2/15/31 (5) 725 734

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Avis Budget Car Rental, 8.25%,
1/15/30 (5)(7) 2,615 2,693
Axon Enterprise, 6.125%, 3/15/30 (5) 1,455 1,481
Axon Enterprise, 6.25%, 3/15/33 (5) 1,085 1,104
Clarivate Science Holdings, 4.875%,
7/1/29 (5) 8,150 7,673
Core & Main, 6.00%, 7/1/34 (5) 2,690 2,684
Fortress Intermediate 3, 7.50%,
6/1/31 (5) 3,020 3,088
Gaia Purchaser, 7.625%, 7/15/33 (5) 3,385 3,456
Herc Holdings, 7.00%, 6/15/30 (5) 2,980 3,084
RB Global Holdings, 6.75%,
3/15/28 (5) 1,750 1,767
RB Global Holdings, 7.75%,
3/15/31 (5) 2,370 2,448
Sabre Financial Borrower, 11.125%,
6/15/29 (5) 2,625 2,790
Shift4 Payments, 5.50%, 5/15/33
(EUR)  3,135 3,567
Staples, 10.75%, 9/1/29 (5) 1,935 1,859
TK Elevator U.S. Newco, 5.25%,
7/15/27 (5) 989 989
UKG, 6.875%, 2/1/31 (5) 7,170 7,071
United Rentals North America,
3.75%, 1/15/32  1,645 1,509
United Rentals North America,
3.875%, 2/15/31  3,445 3,228
United Rentals North America,
6.125%, 3/15/34 (5) 1,750 1,777
Williams Scotsman, 6.625%,
6/15/29 (5) 1,685 1,713
Williams Scotsman, 7.375%,
10/1/31 (5) 1,981 2,049
68,634
Supermarkets  0.5%
Albertsons, 5.625%, 3/31/32 (5) 1,770 1,703
Albertsons, 5.75%, 3/31/34 (5) 3,550 3,338
Performance Food Group, 6.125%,
9/15/32 (5) 2,825 2,835
7,876
Transportation  0.4%
Genesee & Wyoming, 6.25%,
4/15/32 (5) 2,900 2,927
Watco , 7.125%, 8/1/32 (5) 3,100 3,197
6,124
Utilities  6.2%
AES, VR, 6.95%, 7/15/55 (9) 1,180 1,163
AES, VR, 7.60%, 1/15/55 (9) 565 577
Alpha Generation, 6.75%,
10/15/32 (5) 3,045 3,067
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  3,960 3,988
HA Sustainable Infrastructure Capital,
VR, 7.125%, 11/15/56 (9) 6,954 7,008
HA Sustainable Infrastructure Capital,
VR, 8.00%, 6/1/56 (9) 4,853 5,091
NRG Energy, 6.00%, 1/15/36 (5) 3,550 3,451
Par/Shares $ Value
(Amounts in 000s)
‡
NRG Energy, 6.125%, 5/15/36 (5) 4,415 4,326
NRG Energy, 6.25%, 11/1/34 (5) 1,615 1,608
NRG Energy, VR, 10.25% (5)(9)(10) 5,295 5,623
PG&E, VR, 6.85%, 9/15/56 (9) 4,585 4,492
PG&E, VR, 7.375%, 3/15/55 (9) 3,938 3,958
Talen Energy Supply, 6.125%,
5/1/31 (5) 4,525 4,511
Talen Energy Supply, 6.25%,
2/1/34 (5) 4,420 4,337
Talen Energy Supply, 6.50%,
2/1/36 (5) 4,420 4,337
Vistra , VR, 7.00% (5)(9)(10) 1,822 1,831
Vistra , VR, 8.00% (5)(9)(10) 10,700 10,731
Vistra , Series C, VR, 8.875% (5)(9)
(10) 9,130 9,723
Vistra Operations, 7.75%,
10/15/31 (5) 8,465 8,816
XPLR Infrastructure Operating
Partners, 7.25%, 1/15/29 (5)(7) 1,460 1,509
XPLR Infrastructure Operating
Partners, 7.75%, 4/15/34 (5) 6,565 6,949
XPLR Infrastructure Operating
Partners, 8.375%, 1/15/31 (5) 3,545 3,774
XPLR Infrastructure Operating
Partners, 8.625%, 3/15/33 (5) 1,715 1,838
102,708
Wireless Communications  1.1%
Asurion, 8.00%, 12/31/32 (5) 8,305 8,263
Asurion, 8.375%, 2/1/34 (5) 1,200 1,081
Rogers Communications, VR, 7.00%,
4/15/55 (9) 8,305 8,364
17,708
Total Corporate Bonds (Cost
$1,508,365) 1,509,065
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 12,794 9,115
Total Municipal Securities (Cost
$7,076) 9,115
PREFERRED STOCKS  0.7%
Financial  0.7%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $10,136 (4)(8) 10 10,239
Navacord , Class A, Acquisition Date:
1/30/26, Cost $2,269 (CAD) (4)(6)(8) 3 2,206
Total Preferred Stocks (Cost
$12,405) 12,445

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  2.1%
Money Market Funds  2.1%
T. Rowe Price Government Reserve
Fund, 3.72% (12)(13) 34,802 34,802
Total Short-Term Investments
(Cost $34,802) 34,802
SECURITIES LENDING COLLATERAL  3.8%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve
Fund, 3.72% (12)(13) 884 884
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 884
Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 3.7%
Money Market Funds 3.7%
T. Rowe Price Treasury Reserve
Fund, 3.72% (12)(13) 61,468 61,468
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 61,468
Total Securities Lending Collateral
(Cost $62,352) 62,352
Total Investments in
Securities 103.0%
(Cost $1,705,643) $ 1,705,286
Other Assets Less Liabilities
(3.0)% (50,395)
Net Assets 100.0% $ 1,654,891
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at August 31, 2026, were $1,358 and were valued at $1,361 (0.1% of net assets).
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,303,576 and represents 78.8% of net assets.
(7) All or a portion of this security is on loan at August 31, 2026.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $17,740 and represents 1.1% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE Institutional High Yield Fund

.
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 128 17 8 9
JPMorgan Chase, Protection Sold (Relevant Credit: Carvana, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 127 16 7 9
Total Bilateral Credit Default Swaps, Protection Sold 15 18
Total Bilateral Swaps 15 18
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Whirlpool), Pay 1.00% Quarterly, Receive upon credit default, 6/20/31 3,825 464 533 (69)
Total Centrally Cleared Credit Default Swaps, Protection Bought (69)
Total Centrally Cleared Swaps (69)
Net payments (receipts) of variation margin to date 67
Variation margin receivable (payable) on centrally cleared swaps $ (2)
*
Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then
Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(3).

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/20/26 USD 759 EUR 655 $ (5)
BNP Paribas 11/20/26 USD 966 EUR 836 (8)
HSBC Bank 11/20/26 USD 3,117 EUR 2,688 (15)
JPMorgan Chase 10/23/26 GBP 520 USD 703 1
JPMorgan Chase 10/23/26 USD 2,338 GBP 1,738 (17)
JPMorgan Chase 11/20/26 EUR 566 USD 658 2
Morgan Stanley 11/20/26 USD 537 EUR 464 (4)
RBC Dominion Securities 10/23/26 USD 1,785 CAD 2,494 (19)
Toronto-Dominion Bank 10/23/26 USD 1,786 CAD 2,494 (18)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (83)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.72% $ — $ — $ 264
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 264+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government Reserve Fund, 3.72% $ 25,078  ¤  ¤ $ 34,802
T. Rowe Price Treasury Reserve Fund, 3.72% 51,298  ¤  ¤ 62,352
Total $ 97,154^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $264 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $97,154.

T. Rowe Price Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional High Yield Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. Rowe Price Institutional High Yield Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $(133,000) for the period ended August 31, 2026. Additionally, during the period, transfers into Level 3 include securities acquired as a result of a corporate action.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 12,070 $ — $ 12,070
Bank Loans — 39,614 15,205 54,819
Common Stocks 8,179 — — 8,179
Convertible Preferred Stocks 6,30 2 — 5,25 2 11,554
Corporate Bonds — 1,509,022 43 1,509,065
Preferred Stocks — — 12,445 12,445
Short-Term Investments 34,802 — — 34,802
Securities Lending Collateral 62,352 — — 62,352
Total Securities 111,63 5 1,560,706 32,94 5 1,705,286
Swaps — 33 — 33
Forward Currency Exchange Contracts — 3 — 3
Total $ 111,63 5 $ 1,560,742 $ 32,94 5 $ 1,705,322
Liabilities
Swaps* $ — $ 69 $ — $ 69
Forward Currency Exchange Contracts — 86 — 86
Total $ — $ 155 $ — $ 155
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
8/31/26
Investment in Securities
Bank Loans $ 3,560 $ (112) $ 539 $ (4) $ 11,222 $ 15,205
Convertible Preferred Stocks 5,252 — — — — 5,252
Corporate Bonds 3,830 (1) 44 (3,830) — 43
Preferred Stocks 12,457 (12) — — — 12,445
Total $ 25,099 $ (125) $ 583 $ (3,834) $ 11,222 $ 32,945

T. Rowe Price Institutional High Yield Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E137-054Q1 08/26